GOODWILL, INTANGIBLE, AND OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL, INTANGIBLE, AND OTHER ASSETS

10. GOODWILL, INTANGIBLE, AND OTHER ASSETS

Goodwill

Changes in the carrying amount of goodwill of the Company between December 31, 2021, and December 31, 2022, are as follows (in US$ thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2021	$459,710	$185,385	$645,095
Purchase price adjustments from Action Business Combination	-	-	-
Balance as of December 31, 2022	$459,710	$185,385	$645,095

Intangible assets subject to amortization, net

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts & relationships	10.0
Trademarks and trade names	7.9
Total intangible assets	9.7

The details of our intangible assets subject to amortization are set forth below (in US$ thousands):

	December 31, 2022			December 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts & relationships	$153,500	$(61,477)	$92,023	$153,500	$(46,054)	$107,446
Trademarks and trade names	25,940	(15,049)	10,891	25,940	(11,770)	14,170
Total intangible assets	$179,440	$(76,526)	$102,914	$179,440	$(57,824)	$121,616

The aggregate amortization expense remaining for each of the five years subsequent to December 31, 2022, is $18.6 million for 2023, $18.6 million for 2024, $18.6 million for 2025, $16.8 million for 2026, and $15.4 million for 2027.

Equity method investments

On July 1, 2022, NESR acquired a minority stake in WDVGE, a premier Reservoir Characterization and G&G laboratory and consulting business formed from the merger of W. D. Von Gonten Laboratories LLC and W. D. Von Gonten & Co. Petroleum Engineering Consulting.

The following table presents our investments at the dates indicated (in US$ thousands):

	Segment	Ownership	December 31, 2022
W. D. Von Gonten Engineering LLC	Production Services	46.2%	$16,086

On the date of acquisition of the WDVGE investment, the Company recorded a $4.2 million liability to Other current liabilities related to a provision (the “Buyer Stock Adjustment Amount”) in one of the underlying Membership Interest Purchase Agreements that provided that either the Sellers return a portion of the consideration paid, or the Company pay incremental consideration, based on NESR’s ability to regain its current filing status with the Securities and Exchange Commission (“SEC”) and NESR’s share price at the Due Date, December 31, 2022. Subsequently, on December 29, 2022, the Due Date was amended to June 30, 2023. As the Company judged on December 31, 2022, that the likelihood of regaining current filing status by June 30, 2023, and thus a settlement payment by either party was remote, the liability associated with the Buyer Stock Adjustment Amount was remeasured to $0 (zero) million and adjusted to Other income / (expense), net, as of year-end 2022.

The following table presents earnings (loss) from equity investments for the periods indicated (in US$ thousands):

	Segment	6 months ended December 31, 2022
W. D. Von Gonten Engineering LLC	Production Services	$42.7

Summarized combined financial information for our equity method investments is as follows for the periods indicated (amounts represent 100% of investee financial information in US$ thousands):

December 31, 2022
Balance Sheet data:
Current assets	$4,484
Noncurrent assets	21,392
Total assets	$25,876

Current liabilities	$2,837
Other liabilities	15,171
Combined equity	7,868
Total liabilities and combined equity	$25,876

6 months ended December 31, 2022
Statement of operations data:
Revenue	$10,035
Operating (loss) / income	(350)
Net (loss) / income	92

An equity method investment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. These circumstances can include evidence that the investor does not have the ability to recover the carrying amount of the investment and/or the inability of the investee to sustain earnings. The Company is closely monitoring the performance and outlook for WDVGE as compared to the projections made when the Company originally made its WDVGE Investment. If the Company determines that an other-than-temporary impairment (“OTTI”) has occurred, the Company will recognize a charge to earnings, for the difference between the carrying amount of the WDVGE Investment and its fair value, as of the date of the OTTI.

Other investments

To date, the Company has not made significant expenditures on research and development activities aside from making strategic investments and partnerships with companies to expand the ESG Impact and Drilling & Evaluation portfolios. These six investments are individually insignificant but total $14.2 million and $7.6 million as of December 31, 2022, and December 31, 2021, respectively. The Company accounts for these under ASC 321, Investments - Equity Securities, and they are recorded at cost as none of the investments have readily determinable fair values. The Company monitors recent transactions in these investments as well as other information that may indicate that impairments have occurred. For the years ended December 31, 2022, December 31, 2021, or December 31, 2020, no impairments, or other downward revisions in the value of these investments, have been recorded.